Ownership Percentages and Carrying Value Principal Equity Method Investments (Parenthetical) (Detail) € in Millions, $ in Millions	Dec. 22, 2020 USD ($)	Dec. 22, 2020 EUR (€)	Dec. 31, 2020
Getrag (Jiangxi) Transmission Co., Ltd [GJT] [Member]
Schedule of Equity Method Investments [Line Items]
Cash Acquired in Business Acquisition	$ 160	€ 140
Getrag (Jiangxi) Transmission Co., Ltd [GJT] [Member]
Schedule of Equity Method Investments [Line Items]
Ownership Percentage			66.70%
Getrag Asia Pacific GmbH & Co. KG [Member]
Schedule of Equity Method Investments [Line Items]
Ownership Percentage by GFT			50.00%